June 25, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re:  Maxim Series Fund, Inc.
          Post-Effective Amendment No. 52
          Form N-1A

Ladies and Gentlemen:

     Please find enclosed via EDGAR transmission Post-Effective Amendment No. 52, Form N-1A filed on behalf of Maxim Series Fund, Inc. The filing is made to add 6 new portfolios to Maxim Series Fund.

     Any questions with respect to this filing should be directed to the undersigned at (303) 689-3817 or Mr. Tom Mira at (202) 965-8158.


                                        Sincerely,

                                        /s/ Beverly A. Byrne

                                        Beverly A. Byrne

       As filed with the Securities and Exchange Commission on June 25, 1997

                            Registration No. 2-75503


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         (X)

                             Pre-Effective Amendment No.                 (  )
                             Post-Effective Amendment No.  52            (X)

                                     and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                Amendment No.  52                           (X)

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

            Registrant's Telephone Number, including Area Code:  (303) 689-3000

                                 W. T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                       Jorden Burt Berenson & Johnson, LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-0805

  It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b)(1)(v) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph
         X (a)(1) of Rule 485 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph (a)(2)of Rule 485.

                              If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24F-2 Notice for Registrant's fiscal year was filed February 26, 1997.

This Post-Effective Amendment No. 52 shall not supersede or effect this Registration Statement as this Registration Statement applies to those Portfolios filed under Post-Effective Amendments No. 50 and 51.

                             MAXIM SERIES FUND, INC.
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS-REFERENCE SHEET

                                     PART A

Form N-1A Item                                    Prospectus Caption

1.   Cover Page                                   Cover Page
2.   Synopsis                                     Not Applicable
3.   Condensed Financial Information              Financial Highlights
4.   General Description of Registrant            Introduction; Fund Portfolios;
                             The Fund and Its Shares
5.   Management of the Fund                       Management of the Fund
6.   Capital Stock and Other Securities           The Fund and Its Shares
7.   Purchase of Securities Being Offered         Introduction; Purchase and
                              Redemption of Shares;
                                                  Valuation of Shares
8.   Redemption or Repurchase                 Purchase and Redemption of Shares
9.   Pending Legal Proceedings                    Not Applicable

                                     PART B

                                                        Statement of Additional
Form N-1A Item                                          Information Caption

10.  Cover Page                                         Cover Page
11.  Table of Contents                                  Table of Contents
12.  General Information and History                    Not Applicable
13.  Investment Objectives and Policies                 The Fund Portfolios
14.  Management of the Registrant                       Management of the Fund
15.  Control Persons and Principal
     Holders of Securities                    Purchase and Redemption of Shares
16.  Investment Advisory and Other Services   Management of Fund
17.  Brokerage Allocation                   Portfolio Transactions and Brokerage
18.  Capital Stock and Other Securities                    Not Applicable
19.  Purchase, Redemption and Price
     of Securities Being Offered        Purchase and Redemption of Shares
20.  Tax Status                                                 Taxes
21.  Underwriters                                               Not Applicable
22.  Calculation of Yield Quotations
     of Performance Data               Calculation of Yields
                                                      and Total Return
23.  Financial Statements                              Financial Statements

                                     PART C

Form N-1A Item                                            Part C Caption

24.  Financial Statements and Exhibits        Financial Statements and Exhibits
25.  Persons Controlled by or Under
Common Control                     Persons Controlled by or Under Common
                                                                 Control
26.  Number of Holders of Securities            Number of Holders of Securities
27.  Indemnification                            Indemnification
28.  Business and Other Connections of
      Investment Adviser              Business and Other Connections of
                                        Investment Adviser
29.  Principal Underwriters                            Principal Underwriters
30.  Location of Accounts and Records          Location of Accounts and Records
31.  Management Services                                  Management Services
32.  Undertakings                                         Undertakings
33.  Signatures                                           Signatures

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             MAXIM SERIES FUND, INC.
                 8515 E. Orchard Rd., Englewood, Colorado 80111
                            Phone No. (303) 689-3000


         Maxim Series Fund, Inc. (the "Fund"), an open-end management investment company, includes the following non-diversified investment portfolios:
Aggressive Profile Portfolio, Moderately Aggressive Profile Portfolio, Moderate Profile Portfolio, Moderately Conservative Profile Portfolio and Conservative Profile Portfolio (collectively, the "Maxim Profile Portfolios" or each a "Maxim Profile Portfolio"). Each Maxim Profile Portfolio seeks to achieve its investment objective by investing in other Maxim Portfolios (collectively "Underlying Portfolios" or each an "Underlying Portfolio").

         The investment objective of the Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation. It is designed for an investor who is willing to take on a greater degree of risk now for the chance of better returns later and places a higher priority on investment growth than on safety. This investor typically is comfortable riding out the ups and downs of the markets. This Portfolio would not be appropriate for an investor with a short investment horizon.

         The investment objective of the Moderately Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation. This Portfolio is designed for the investor who is willing to take on a slightly greater degree of risk now for the chance of better returns later and places a high priority on investment growth but also seeks some safety. This investor is comfortable with riding the ups and downs of the market but is not comfortable with the volatility that would be associated with the Aggressive Profile Portfolio. This Portfolio would not be appropriate for an investor with a short investment horizon.

         The investment objective of the Moderate Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation. This investor likes the potential for higher returns but seeks more safety than an aggressive or moderately aggressive investor.

         The Moderately Conservative Profile Portfolio seeks to a achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation. This Portfolio is designed for an investor who places a priority on investment safety but is willing to take some risk for a potential higher return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

         The investment objective of the Conservative Profile Portfolio is to seek to achieve total return consistent with preservation of capital primarily through fixed income investments. This Portfolio is designed for investors whose highest priority is safety for which the investor is willing to accept a lower potential return on investments. This investor may be approaching retirement or simply prefer to take less risk than other investors.

         This Prospectus sets forth concisely the information about the Fund and the Portfolios that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                         THIS PROSPECTUS SHOULD BE READ
                       AND RETAINED FOR FUTURE REFERENCE.

                          G W CAPITAL MANAGEMENT, INC.
                               Investment Adviser


                                          The   date  of  this   Prospectus   is
September , 1997.

                                                     INTRODUCTION

         Maxim Series Fund, Inc. (the "Fund") is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds II Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and TNE Series(k) Account (collectively, the "Series Accounts") of New England Life Insurance Company ("NELICO"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and NELICO. For information concerning your rights under a variable contract, see the applicable Series Account prospectus. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, NELICO or other insurance companies. GW Capital Management, Inc. ("GW Capital Management") is the Investment Adviser for the Fund.

                                                  THE FUND PORTFOLIOS

         Each Portfolio of the Fund has its own investment objective and investment strategy. The Maxim Profile Portfolios are the only Portfolios offered in this prospectus and are described below. The investment objective of a Portfolio may not be changed without a vote of a majority of the shares of that Portfolio. A more detailed description of the Portfolios' investment policies is contained in the Statement of Additional Information ("SAI").


         The objective of the Maxim Profile Portfolios is to maximize total investment return subject to the investment restrictions and asset allocation policies described in this prospectus. Specifically,

         The investment objective of the Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with an emphasis on equity investments.

         The investment objective of the Moderately Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with an emphasis on equity investments, though income is a secondary consideration.

         The investment objective of the Moderate Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

         The Moderately Conservative Profile Portfolio seeks to a achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation, through investments in Underlying Portfolios with a primary emphasis on fixed income investments, and, to a lesser degree in Portfolios with an emphasis on equity investments.

         The investment objective of the Conservative Profile Portfolio is to seek to achieve total return consistent with preservation of capital primarily through investments in Underlying Portfolios with an emphasis on fixed income investments.

         The investment objectives are summarized below in a chart that illustrates the degree to which each Profile Portfolio emphasizes income, growth of capital and risk of principal:

Portfolio                     Income       Growth of Capital  Risk of Principal
---------                     --------     -----------------  -----------------
Aggressive Profile            Low            High              High
Moderately Aggressive Profile Low            High to Medium    High
Moderate Profile              Medium         Medium to High    Medium
Moderately Conservative
     Profile                  Medium to High Low to Medium     Medium
Conservative Profile           High          Low              Low

         There is no assurance that the Portfolios will achieve their stated objectives.

         Each Maxim Profile Portfolio invests in a select group of Underlying Portfolios suited to the Maxim Profile Portfolio's particular investment objective. The allocation of assets among the Underlying Portfolios is determined by GW Capital Management. The Maxim Profile Portfolios are automatically rebalanced once per quarter to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. This rebalancing takes place on the 20th day of February, May, August and November, unless that day is not a business day in which case the Maxim Profile Portfolios will be rebalanced on the next business day after the 20th. Rebalancing involves selling shares of one Underlying Portfolio purchasing shares of another Underlying Portfolio. GW Capital Management may from time to time adjust the percentage of assets invested in any specific Underlying Portfolio. Such adjustments may be made to increase or decrease the Maxim Profile Portfolio's holdings of particular asset classes. The particular Underlying Portfolios in which each Maxim Profile Portfolio may invest and the asset allocation ranges may be changed from time to time by the Board of Directors without the approval of the Maxim Profile Portfolios' shareholders.

         Although the Maxim Profile Portfolios will generally be fully invested in the Underlying Portfolios, each Profile Portfolio may invest up to 100% of its assets in cash or in money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments or to protect the Portfolio in the event it is believed market or economic conditions warrant a defensive posture.

         Investors in the Maxim Profile Portfolios, in addition to bearing their proportionate share of the expenses of a Maxim Profile Portfolio (see "Management of the Fund" in this prospectus), will indirectly bear expenses of the Underlying Portfolios. Therefore, investors would realize lower aggregate charges and expenses by investing directly in the Underlying Portfolios rather than investing directly in the Maxim Profile Portfolios. An investor who chooses to invest directly in the Underlying Portfolios rather than purchasing the Maxim Profile Portfolios would, however, forego the asset allocation services provided by GW Capital Management in its management of the Maxim Profile Portfolios.

Asset Allocation Design

         Asset allocation is one of the most important investment decisions an investor makes. Selecting the appropriate mix of asset classes should be based on personal objectives, investment time horizons and risk tolerances. The Maxim Profile Portfolios provide different types of investors with a way to meet target asset allocations.

         In order to achieve their investment objectives, the Maxim Profile Portfolios maintain different allocations of equity and fixed income Underlying Portfolios reflecting varying degrees of potential investment risk and reward. These asset class allocations provide investors with five diversified, distinct options that meet a wide array of investor needs. The chart below illustrates the asset allocation ranges for each Maxim Profile Portfolio:

========================================================================================================
   E     Asset Class          Conservative         Moderately          Moderate         Moderately         Aggressive
   Q                                               Conservative                         Aggressive
       ----------------------------------------------------------------------------------------------------------------------
   U     International        0-10%                5-25%               5-25%            10-30%             15-35%
       ----------------------------------------------------------------------------------------------------------------------
   I     Small-Cap            0-10%                0-10%               0-20%            0-20%              10-30%
       ----------------------------------------------------------------------------------------------------------------------
   T     MidCap               0-10%                0-20%               5-25%            10-30%             20-40%
       ----------------------------------------------------------------------------------------------------------------------
   Y     Large-Cap            15-35%               15-35%              20-40%           25-45%             15-35%
-----------------------------------------------------------------------------------------------------------------------------
   D     Bond                 30-50%               20-40%              5-25%            5-25%              0-10%


       4





       ----------------------------------------------------------------------------------------------------------------------
   E     Short-Term
         Bond                 25-45%               10-30%              5-25%            0-10%              0-10%
   B

   T
=============================================================================================================================

         The asset allocations are determined and the Underlying Portfolios are selected according to guidelines established by the Board of Directors according to fundamental and quantitative analysis of the expected long term return and risk characteristics for each Underlying Portfolio.

         For more information about the investment objectives of each Underlying Portfolio, please see "The Underlying Portfolios" in this prospectus, the SAI and the prospectus for the Underlying Portfolios.

Risk Factors and Special Considerations

         Like any investment program, an investment in one or more of the Maxim Profile Portfolios entails certain risks. The Portfolios are concentrated in the various series of Maxim Series Fund, so investors should be aware that each Profile Portfolio's performance is directly related to the investment performance of the Underlying Portfolios in which the Profile Portfolios invest and each Profile Portfolio's allocation among the Underlying Portfolios. First, changes in the net asset values of the Underlying Portfolios affect each Profile Portfolio's net asset value. Second, over the long-term, each Profile Portfolio's ability to meet its investment objective depends on the Underlying Portfolios meeting their investment objectives.

         The Maxim Profile Portfolios are "non-diversified" for purposes of the Investment Company Act of 1940 because they invest in securities of a limited number of Underlying Portfolios. However, the Underlying Portfolios themselves are diversified investment companies. The Maxim Profile Portfolios intend to qualify as diversified investment companies for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended.

         The different types of securities and investment techniques common to one or more of the Underlying Portfolios all have attendant risks of varying degrees. With respect to the Moderate Profile, Moderately Aggressive Profile and Aggressive Profile Portfolios, the primary risk is the same as for those related to equity securities, with a secondary risk being that associated with debt securities. For the Conservative Profile and Moderately Conservative Profile, the primary risk is the same as for those related to debt securities, with a secondary risk being that associated with equity securities.

         With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest (credit risk) or principal payments in a timely manner. Credit risk is even greater with high yield ("junk") bonds, whose issuers are more vulnerable to business setbacks and to economic changes, such as a recession, that may impair their ability to make timely interest and principal payments. In addition, the value of debt instruments generally rises and falls inversely with changes in interest rates (interest rate risk). Prepayment risk is associated with mortgage-backed securities and is the chance that, when interest rates are falling, homeowners will accelerate principal payments on mortgages, causing a loss to investors in mortgage-backed securities that were originally purchased at a price above par. Also, the Conservative and Moderately Conservative Profile Portfolios' exposure to Underlying Portfolios which invest in common stocks subjects that portion of their assets to the risks associated with stocks and risks of foreign investing to the extent the Underlying Portfolio may invest in foreign securities (discussed next).

         With respect to equity securities, stock market risk is the possibility that stock prices in general will decline over short or extended periods and that investors may suffer loss of principal. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. Since economic growth has been punctuated by declines, share prices of even the best-managed, most profitable companies are subject to market risk. Swings in investor psychology and significant trading by large institutions can result in price declines. For this reason, equity investors should have a long-term investment horizon and be willing to wait out their markets.

         The Profile Portfolios, through investment in the Underlying Portfolios, may also be exposed to the risks of foreign investing. Currency risk is the risk that weak foreign currency versus the U.S. dollar could result in losses for U.S. investors. Other risks of foreign investing include the following: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on an Underlying Portfolio's foreign securities, which may reduce dividend income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. Therefore, investments in foreign securities will be riskier than investments in U.S. securities and more subject to erratic and abrupt price movements.

         While the Maxim Profile Portfolios do not hold securities directly, they are nevertheless subject to manager risk of the Underlying Portfolios, which is the possibility that the Underlying Portfolios' investment managers may fail to execute the Underlying Portfolios' investment strategies effectively. As a result, the Maxim Profile Portfolios may fail to meet their stated objectives.

Investment Restrictions

         In addition to the investment objectives of each Maxim Profile Portfolio, the Portfolios are subject to investment restrictions that are described under "Investment Limitations" in the SAI.

                                               THE UNDERLYING PORTFOLIOS

         Following is a concise description of the investment objectives and practices for each of the Underlying Portfolios in which the Maxim Profile Portfolios may invest. There can be no assurance that the investment objectives of the Underlying Portfolios will be met. Additional information regarding the investment practices of the Underlying Portfolios is located in the SAI and prospectuses of the Underlying Portfolios. No offer is made in this prospectus of any of the Underlying Portfolios. The major characteristics of the underlying Maxim portfolios are as follows by asset class:

SHORT-TERM BOND

         The Short-Term Maturity Bond Portfolio seeks preservation of capital, liquidity and maximum total return through investment in an actively managed portfolio of debt securities comprised primarily of investment grade bonds and other debt securities. The weighted average quality of the Portfolio will be A rated or higher and will consist only of individual securities with maturities of no longer than three years.

BOND

         The Bond Portfolio seeks to achieve maximum total return consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities. The Portfolio will normally consist of securities with various maturities but the weighted average maturity will be 2 to 10 years. Under normal circumstances, the portfolio intends to invest at least 65% of its net assets in debt securities of the U.S. Government and its agencies; foreign governments, agencies and supra-national organizations; and, domestic or foreign corporations. The Portfolio may also invest in mortgage-related and other asset-backed securities, domestic and foreign commercial banks and money markets including commercial paper, bankers acceptances, certificate of deposit, time deposit and repurchase agreements. The Portfolio may also invest up to 10% of its total assets (measured at the time of acquisition) in below investment grade quality debt securities (commonly known as "junk bonds").

         The Corporate Bond Portfolio seeks high total investment return by investing primarily in debt securities (including convertibles), although up to 20% of its assets (measured at the time of acquisition) may be invested in preferred stocks. The Portfolio will normally invest at least 65% of its total assets in bonds. A limited portion of its total assets (measured at the time of acquisition) may also be invested in securities of foreign issuers and up to 35% of its total assets (measured at the time of acquisition) in securities of below investment grade quality.

         The U.S. Government Securities Portfolio seeks the highest level or return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Investment in U.S. Government securities will include direct pass-through mortgage certificates issued by government agencies whose obligations are backed by the full faith and credit of the United States Government such as the Government National Mortgage Association ("GNMA") or Federal Housing Administration.

LARGE-CAP EQUITY

         The Maxim T. Rowe Price Equity/Income Portfolio seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio will emphasize companies with favorable prospects for increasing dividend income and secondarily, capital appreciation.

         The Stock Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap 400 Index (the "S&P MidCap Index"), weighted according to their pro rata share of the market. The Portfolio will pursue this objective by investing in common stocks traded on the New York Stock Exchange and the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

         The Value Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index tracks stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential; that is, common stocks with greater than average value orientation, determined based on price-to-book ratio, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets.

         The Growth Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index tracks stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential that is, common stocks with greater than average growth orientation, determined based on price-to-book ratio, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets.

         The Maxim Blue Chip Portfolio seeks to provide long-term growth of capital and income. To achieve this objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

MIDCAP EQUITY

         The MidCap Portfolio seeks long-term growth of capital. The Portfolio will normally invest at least 65% of its assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies on the S&P MidCap Index.

         The Maxim MidCap Growth Portfolio seeks to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earning are expected to grow at a faster rate than the average company.

SMALL-CAP EQUITY

         The Maxim INVESCO Small-Cap Growth Portfolio seeks long-term capital growth. The Portfolio seeks to achieve this objective by investing at least 65% of its total assets in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

         The Small-Cap Aggressive Growth Portfolio seeks long-term capital growth. The Portfolio seeks to achieve its objective by investing in common stocks or their equivalent emphasizing securities believed to be undervalued by the market. It will normally invest at least 65% of its total assets (measured at the time of acquisition) in companies with market capitalization of less than $500 million and may invest up to 35% of its total assets (measured at the time of acquisition) in larger companies.

INTERNATIONAL EQUITY

         The Maxim INVESCO ADR Portfolio seeks to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification. In pursuing this objective, substantially all of the Portfolio's assets will be invested in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S. ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of programs, and, as a result, some ADRs may not be registered with the SEC.

         The International Equity Portfolio seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. The Portfolio will generally invest in common stock and debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount.


                                                MANAGEMENT OF THE FUND

         Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There are currently five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of GW Capital Management and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

Investment Adviser

         GW Capital Management, located at 8515 E. Orchard Rd., Englewood, Colorado 80111, serves as the Fund's "Investment Adviser." GW Capital Management is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company which in turn is a wholly owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a wholly owned subsidiary of Great-West LifeCo Inc, which is in turn a subsidiary of Power Financial Corporation. Power Corporation of Canada has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holdings companies, which he controls, has voting control of Power Corporation of Canada. The Investment Adviser presently acts as the investment adviser for Orchard Series Fund, Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.

         Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser manages the Maxim Profile Portfolios in accordance with their stated investment objective and policies, makes investment decisions for the Maxim Profile Portfolios and places orders to buy and sell securities on behalf of the Fund. The Investment Adviser provides investment advisory services and pays all the expenses of the Maxim Profile Portfolios, except extraordinary expenses. As compensation for its services to the Fund for the Maxim Profile Portfolios, the Investment Adviser will receive monthly compensation at the annual rate of 0.25% of the average daily net assets of each Maxim Profile Portfolio. As noted above, the Maxim Profile Portfolios will also bear the indirect expense of the Underlying Portfolios. In 1996, the total expenses for each of the Underlying Portfolios were: 0.60% of the average daily net assets of the Short-Term Maturity Bond, Bond, Stock Index, U.S.
Government Securities, Value Index and Growth Index Portfolios; 0.90% of the average daily net assets of the Corporate Bond Portfolio; 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net assets of the Maxim MidCap Growth Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Maxim Blue Chip Portfolio; 1.30% of the average daily net assets of the Maxim INVESCO ADR and Small-Cap Aggressive Growth Portfolios; and, 1.50% of the average daily net assets of the International Equity Portfolio.

                                          DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends from investment income of the Maxim Profile Portfolios shall be declared and reinvested semi-annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the respective Maxim Profile Portfolio at net asset value.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("Code"). Each portfolio of the Fund is treated as a separate corporation for federal income tax purposes. The Maxim Profile Portfolios intend to distribute all of its net income so as to avoid any federal income tax liability under the RIC provisions. All dividends and any distributions of any realized capital gains will be taxable to the Maxim Profile Portfolios' shareholders, which in this case are GWL&A's and NELICO's Series Accounts. The Maxim Profile Portfolios also intend to distribute dividends in amounts sufficient to avoid the imposition of the Code Section 4982 excise tax.

         For a  discussion  of the  taxation  of  GWL&A/NELICO  and  the  Series
Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.

                                           PURCHASE AND REDEMPTION OF SHARES

         Shares of the Maxim Profile Portfolios are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts issued through the Series Accounts. Such charges are described in the applicable Series Account prospectus.

                                                 VALUATION  OF SHARES

         The Maxim Profile Portfolios' net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

         Net asset value of a portfolio share is computed by dividing the value of the net assets of the Maxim Profile Portfolios by the total number of portfolio shares outstanding. Because all or substantially all of the assets of the Maxim Profile Portfolios are invested in Underlying Portfolios, the net asset value of each Maxim Profile Portfolio will be based on the net asset value of the Underlying Portfolios.

         Money market securities held by the Portfolios with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if it sold the security.

                                                THE FUND AND ITS SHARES

         The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

         The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of each Maxim Profile Portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the Maxim Profile Portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the Maxim Profile Portfolio remaining after satisfaction of outstanding liabilities. The shares of the Maxim Profile Portfolios, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

         The Series Accounts, as part of GWL&A or of NELICO, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, and the affiliates of GWL&A, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

         The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

                                            PERFORMANCE RELATED INFORMATION

         The Fund may advertise certain performance related information. Performance information about the Maxim Profile Portfolios is based on each Maxim Profile Portfolio's past performance only and is no indication of future performance.

         The Fund may include total return in advertisements or other sales materials regarding the Maxim Profile Portfolios. When the Fund advertises the total return of a Maxim Profile Portfolio, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Maxim Profile Portfolio has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

         The Maxim Profile Portfolios may also advertise their yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Portfolio share (reduced by any dividend expected to be paid shortly out of Portfolio income) on the last day of the period.

                                                  GENERAL INFORMATION

Reports to Shareholders

         The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Portfolios and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

Custodian

         The Bank of New York ("BONY"), New York City, New York, acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

Independent Auditors

         Deloitte & Touche LLP has been selected as the independent auditors of the Fund.

Legal Counsel

         Jorden Burt Berenson & Johnson, LLP is counsel for the Fund.

Additional Information

         The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                                MAXIM SERIES FUND, INC.
                                8515 E. Orchard Rd., Englewood, Colorado 80111
                                               Phone No. (303) 689-3000


         Maxim Series Fund, Inc. (the "Fund"), an open-end management investment company, includes the following diversified investment portfolio: the Large-Cap Growth Portfolio.



         The Large-Cap Growth Portfolio (the "Portfolio") seeks to achieve long-term growth of capital. The Portfolio will normally invest primarily in common stocks issued by large companies selected for their growth potential.



         This Prospectus sets forth concisely the information about the Fund and the Portfolio that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                            THIS PROSPECTUS SHOULD BE READ
                                          AND RETAINED FOR FUTURE REFERENCE.



                                             G W CAPITAL MANAGEMENT, INC.
                                                  Investment Adviser


                                   The date of this  Prospectus  is  September ,
1997.

                                                     INTRODUCTION

         Maxim Series Fund, Inc. (the "Fund") is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds II Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and TNE Series(k) Account (collectively, the "Series Accounts") of New England Life Insurance Company ("NELICO"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and NELICO. For information concerning your rights under a variable contract, see the applicable Series Account prospectus. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, NELICO or other insurance companies. GW Capital Management, Inc. ("GW Capital Management") is the Investment Adviser for the Fund.

                                                  THE FUND PORTFOLIOS

         Each portfolio of the Fund has its own investment objective and investment strategy. The Large-Cap Growth Portfolio is the only Portfolio offered in this prospectus and is described below. The investment objective may not be changed without a vote of a majority of the shares of the Portfolio. A more detailed description of the Portfolio's investment policies is contained in the Statement of Additional Information.

Large-Cap Growth Portfolio

         The investment objective of the Large-Cap Growth Portfolio is long-term growth of capital. To achieve this objective, the Portfolio will invest primarily in common stocks issued by large companies selected for their growth potential. Large companies are those whose market capitalizations are equal to or greater than $5 billion. Companies whose capitalizations fall outside this range after the Portfolio's initial purchase would continue to be considered large companies for purposes of this policy.

         Large companies generally are not as vulnerable to losses as medium to small capitalized companies. Therefore, investments in large companies tend to be less speculative and volatile than investments in medium to smaller capitalized companies.

         The Portfolio invests substantially all its assets in common stocks when it is believed that the relevant market environment favors profitable investing in those securities. In selecting securities for investment by the Portfolio, a "bottom up" approach will generally be taken. Using this approach, the sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities will generally be selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Portfolio's investments will be incidental to its investment objective.

         The Portfolio may also invest in foreign securities including American Depository Receipts or Shares ("ADRs" or "ADSs"). The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospectus for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. Other ways of investing in foreign securities include passive foreign investment companies. See "Foreign Investment Risks" and "Foreign Currency Exchange Transactions" in this prospectus.

         The Portfolio may also invest to a lesser degree in preferred stock or warrants. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

         The Portfolio may invest a limited portion of its assets in debt securities (both domestic and foreign debt securities) including mortgage-and asset-backed securities, zero coupon, high-yield/high-risk securities, pay-in-kind and step coupon securities, and in indexed/structured securities. High-yield/high-risk bonds are commonly referred to as "junk bonds." See "Debt Securities" in this prospectus.

         The Portfolio may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may be advantageous investments because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Portfolio may also invest in short-term debt securities as a means of receiving a return on idle cash. When it is believed that market conditions are not favorable for profitable investing or when favorable investment opportunities are not otherwise located, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments will represent the assets that remain after available assets have been committed to desirable investment opportunities. When the Portfolio's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks. The Portfolio may also invest in Rule 144A securities. See "Illiquid Securities" in this prospectus.

         The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Portfolio intends to use these derivative instruments primarily to hedge the value of the Portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance returns. Please see "Foreign Currency Transactions" in this prospectus and the Statement of Additional Information for more detailed discussion of these instruments. The Portfolio may engage in "short sales against the box." See the Statement of Additional Information for a more detailed discussion of this technique.

Illiquid Securities

         The Portfolio may invest up to 15% of its total assets in "illiquid securities" (taken as of the time of acquisition of an illiquid security), including restricted securities or private placements that are not generally regarded as liquid. An illiquid investment is a security or other position that cannot be disposed of in the ordinary course of business within seven days at approximately the price used in determining the net asset value of the Portfolio. In making liquidity determinations, the guidelines established by the Board of Directors will be followed.

Debt Securities

         Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "market risk."

         Debt obligations are rated based on their estimated credit risk by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

         The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. Investment grade securities are those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged to be of comparable quality to securities so rated. Debt securities rated BBB by S&P or Baa by Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

         Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

         Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
(2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities and mortgage-related securities, including collateralized mortgage obligations ("CMOs"); and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

Foreign Investment Risks

         Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. Since foreign securities involve foreign currencies, the value of the assets of the Portfolio and its net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Investment will not be made in securities denominated in a foreign currency that is not fully exchangeable into U.S. dollars without legal restriction at the time of investment.

         There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgements against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         The Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         In determining whether to invest in securities of foreign issuers, the likely impact of foreign taxes on the net yield available may be considered. Income received from sources within foreign countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. While attempts will be made to minimize such taxes by timing of transactions and other strategies, there is no assurance that such efforts will be successful. Any such taxes paid will reduce net income available for distribution.

         Most foreign securities in the Portfolio (other than ADRs) will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Portfolio in foreign currencies. The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of the Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

         The Portfolio may incur costs in connection with conversions between various currencies. In addition, the Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Portfolio declares and pays a dividend, or between the time when the Portfolio accrues and pays an operating expense in U.S. dollars.

         ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

Foreign Currency Exchange Transactions

         The Portfolio may engage in foreign currency exchange transactions in an attempt to protect against uncertainty in the level of future exchange rates. The Portfolio may also engage in foreign currency exchange transactions in connection with the purchase and sale of securities ("transaction hedging") and to protect against changes in the value of specific positions ("position hedging").

         The Portfolio may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

         If conditions warrant, the Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes the Portfolio may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         The Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Portfolio intends to buy are denominated). For position hedging purposes, the Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies traded on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

         The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Portfolio could hedge a foreign currency with forward contracts on another ("proxy") currency of which changes in value generally correlate with the currency to be hedged. Such "cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         Hedging transactions involve costs and may result in losses. The Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be denominated. Hedging transactions may also be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

                                                MANAGEMENT OF THE FUND

         Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There are currently five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of GW Capital Management and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

Investment Adviser

         GW Capital Management, located at 8515 E. Orchard Rd., Englewood, Colorado 80111, serves as the Fund's "Investment Adviser." GW Capital Management is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company which in turn is a wholly owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a wholly owned subsidiary of Great-West LifeCo Inc, which is in turn a subsidiary of Power Financial Corporation. Power Corporation of Canada has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holdings companies, which he controls, has voting control of Power Corporation of Canada. The Investment Adviser presently acts as the investment adviser for Orchard Series Fund, Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.

         Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser is responsible for managing the Portfolio in accordance with its stated investment objective and policies, makes investment decisions for the Portfolio and placing orders to buy and sell securities on behalf of the Fund. The Investment Adviser provides investment advisory services and pays all the expenses of the Portfolio, except extraordinary expenses. As compensation for its services to the Portfolio, the Investment Adviser receives monthly compensation at the annual rate of 0.93% of the average daily net assets of the Portfolio.

Sub-Adviser

         Janus Capital Corporation ("Janus") serves as the Sub-Adviser to the Large-Cap Growth Portfolio. As such, Janus is responsible for daily managing the investment and reinvestment of assets of the Large-Cap Growth Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Janus bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Large-Cap Growth Portfolio.

         Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 Fillmore Street, Denver, Colorado 80206.

         The day-to-day manager of the Large-Cap Growth Portfolio is Thomas F. Marsico. Mr. Marsico is Executive Vice President and portfolio manager of the Janus Twenty Fund (since March 1988) and the Janus Growth and Income Fund
(since            ).  He is also Executive Vice President and co-portfolio
manager of the Janus Venture Fund (since February 1977).

         The Investment Adviser is responsible for compensating Janus, which receives monthly compensation from the Investment Adviser at the annual rate of
 .55% on the first $100 million; .50% on next $400 million; and .45% on all assets over $500 million.

                                          DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends from investment income of the Portfolio shall be declared and reinvested semi-annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the Portfolio at net asset value.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("Code"). Each portfolio of the Fund is treated as a separate corporation for federal income tax purposes. The Portfolio intends to distribute all of its net income so as to avoid any federal income tax liability under the RIC provisions. All dividends and any distributions of any realized capital gains will be taxable to the Portfolio's shareholders, which in this case are GWL&A's and NELICO's Series Accounts. The Portfolio also intends to distribute dividends in amounts sufficient to avoid the imposition of the Code Section 4982 excise tax.

         For a  discussion  of the  taxation  of  GWL&A/NELICO  and  the  Series
Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.

                                           PURCHASE AND REDEMPTION OF SHARES

         Shares of the Portfolio are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts issued through the Series Accounts. Such charges are described in the applicable Series Account prospectus.

                                                 VALUATION  OF SHARES

         The Portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

         Net asset value of a portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of portfolio shares outstanding. Portfolio securities that are traded on the stock exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Such a determination may take into account, for example, quotations by dealers or issuers for securities of similar type, quality, and maturity, or valuations furnished by a pricing service retained by the Fund.

         Money market securities held by the Portfolio with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the security.

                                                THE FUND AND ITS SHARES

         The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

         The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of the Portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the Portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the Portfolio remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

         The Series Accounts, as part of GWL&A or of NELICO, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, and the affiliates of GWL&A, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

         The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more

Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

                                            PERFORMANCE RELATED INFORMATION

         The  Fund  may  advertise  certain  performance  related   information.
Performance information about the Portfolio is based on the Portfolio's past performance only and is no indication of future performance.

         The Fund may include total return in advertisements or other sales materials regarding the Portfolio. When the Fund advertises the total return of the Portfolio, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Portfolio has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

         The Portfolio may also advertise its yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Portfolio share (reduced by any dividend expected to be paid shortly out of Portfolio income) on the last day of the period.

                                                  GENERAL INFORMATION

Reports to Shareholders

         The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Portfolio and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

Custodian

         The Bank of New York ("BONY"), New York City, New York, acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

Independent Auditors

         Deloitte & Touche LLP has been selected as the independent auditors of the Fund.

Legal Counsel

         Jorden Burt Berenson & Johnson, LLP is counsel for the Fund.

Additional Information

         The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

                 -----------------------------------------------------------

                                                MAXIM SERIES FUND, INC.

                                              Large-Cap Growth Portfolio
                                                          and
                                               Maxim Profile Portfolios
                  -----------------------------------------------------------


                                          STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from the Fund by writing the Fund at 8515 E. Orchard Rd., Englewood, Colorado 80111 or by calling the Fund at (303) 689-3000.





                  -----------------------------------------------------------

                                             G W CAPITAL MANAGEMENT, INC.
                                                  Investment Adviser

                    -----------------------------------------------------------


                        The date of the Prospectus to which this Statement
                       of Additional Information relates and the date of
                                this Statement of Additional Information is
                                                  September  , 1997.

                                TABLE OF CONTENTS




                                                               Cross-reference
                                                                 to page(s) in
                                                  Page             Prospectus

Sale of Shares.............................       3                   9/7

The Fund Portfolios........................       3                   3/2

         Description of Investment Securities..   3                   3-8/2-3
         Information About Securities Ratings..   9                   3-8/2-3
         Investment Limitations................   11                  3-8/2-3
         Lending of Portfolio Securities.......   12                  3-8/2-3
         Foreign Securities....................   12                  3-8/2-3

Management of the Fund.....................       13                  8/6

         Directors and Officers................   13                  ---
         The Investment Adviser................   14                  9/6
         The Sub-Adviser.......................   15                  -/6

Portfolio Transactions and Brokerage.......       15                  9/6
         Portfolio Turnover....................   15                  ---
         Placement of Portfolio Brokerage......   15                  9/6

Calculation of Yield and Return............       16                  9/6

Financial Statements........................      18                  ---

                                 SALE OF SHARES


Shares of the Fund are sold to the FutureFunds Series Account, FutureFunds II Series Account, Retirement Plan Series Account and the Maxim Series Account, which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (k) Account of New England Life Insurance Company ("NELICO") to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account, a separate account established by GWL&A to fund variable life insurance policies. Shares of the Fund are, and in the future may be, sold to other separate accounts of GWL&A, its affiliates or other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although no such disadvantages are currently foreseen either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.


                               THE FUND PORTFOLIOS

The discussion that follows provides supplemental information to the discussion captioned "The Fund Portfolios" in the Prospectus.

The Fund commenced operations as a management investment company in 1982. The Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios (collectively, the "Maxim Profile Portfolios") and the Large-Cap Growth Portfolio were added effective September 1, 1997.

Description of Investment Securities

1. Asset-Backed Securities. Asset-backed securities may be classified as pass-through certificates of collateralized obligations. They depend primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in any underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purposes of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing the debt instrument are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the security and any credit support provided. As a result, although payments on such securities are obligations of the issuers, in the event of a default on the underlying assets not covered by credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

2. Bankers' Acceptance. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Fund generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

3.Certificate of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

4.Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMO's.

5. Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

6. Covered Options. There are two types of covered options. A covered call option gives the purchaser the right to buy the underlying securities from the seller at a stated exercise price. In writing a covered call option, the seller must own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A covered put option gives the purchaser the right to sell the underlying securities at a stated price. In the case of a covered put option, the seller will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. The seller will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. Combinations of covered puts and calls may be written on the same underlying security.

         Put options may be purchased to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option because the holder of the option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the seller will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Premiums are received from writing a put or call option, which increases the return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the seller limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the seller assumes the risk that it may be required to purchase the underlying security for an exercises price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         Call options may be purchased to hedge against an increase in the price of securities that the purchaser wants ultimately to buy. Such hedge protection is provided during the life of the call option since the holder of the call option is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transactions costs.

         Special risks are presented by internationally-traded options. Because of time differences, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

7. Dealer (Over-the-Counter) Options. A dealer option is an option which is not traded on an exchange and may be exercised through the dealer from whom it had purchased the option. If a Portfolio were to purchase a dealer option, failure by the dealer to perform on the option would result in the loss of the premium paid as well as loss of the expected benefit of the transaction.

         Dealer options do not have a continuous liquid market as do exchange-traded options. Consequently, the value of a dealer option may be realized only be exercising it or reselling it to the dealer who issued it. Dealer options will only be entered into with dealers who will agree to and which are expected to be capable of entering into closing transactions; however, there can be no assurance the a dealer option may be liquidated at a favorable price at any time prior to expiration. In the event of an insolvency of the contra party, a dealer option may not be liquidated.

         The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The cover used for written over-the-counter options may be treated as liquid if the dealer agrees that the over-the-counter option which the dealer has written may be repurchased for a maximum price to be calculated by a predetermined formula. In such cases, the over-the-counter option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, dealer options will be treated as subject to the limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

8. Eurodollar Certificate of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in
U.S. dollars.

9. Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

10. Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery.
When used with foreign currency exchange transactions, a forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the seller, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. Forward contracts can be used to protect the value of a seller's investment securities by establishing a rate of exchange that the seller can achieve at some future point in time; they do not simulate fluctuations in the underlying prices of the securities. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gains that might result should the value of such currency increase. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the need of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

11. Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

12. Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take)an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made. When purchasing an index futures contract or selling index futures, (1) a segregated account consisting of liquid assets must be maintained with the custodian bank (and marked to market daily) which, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract; or (2) the Fund must "cover" its position.

13. Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

         Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

         The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolios may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolios will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio(s). In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio(s) will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

14. Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquire ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter repurchase agreements with underlying securities consisting of U.S. Government or government agency securities, certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days should be considered illiquid.

         Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.

15. Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

16. Stripped Treasury Securities. Zero-Coupon Treasury Securities come in two forms: U.S. Treasury bills issued directly by the U.S. Treasury and U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from Treasury bonds and notes and resold them in custodial receipt programs with a number of different names. The underlying Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, in trust on behalf of the owners thereof.

         Publicly filed documents state that counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. In addition, such documents state that the terms of custody for the custodial receipt programs generally provide that the underlying debt obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien, or claim of any kind in favor of the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on these underlying debt obligations, if any, to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance in customary amounts to protect the holders of the receipts or certificates against losses resulting from the custody arrangement. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of owners of the underlying debt obligations, including the right, in the event of default, to proceed directly and individually against the U.S. Government without acting in concert with other holders of such receipts or the custodian.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold off separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of Stripped Treasury Securities acquire, in effect, discount obligations that are economically identical to the "zero coupon bonds" that have been issued by corporations.

         The U.S. Treasury has facilitated transfers of ownership of Stripped Treasury Securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as Separate Trading of Registered Interest and Principal of Securities or "STRIPS". The plan eliminates the need for the trust or custody arrangements.

17. Swap Deposit. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S dollars without incurring risks of foreign exchange.

18. Time Deposit. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

19.      Variable  Amount  Master  Demand Note. A variable  amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

20. Warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

21. When-issued Securities. When the purchase of securities on a "when-issued" or on a "forward delivery" basis is permitted, it is expected that, under normal circumstances, delivery of such securities will be taken. When a commitment to purchase a security on a "when-issued" or on a "forward delivery" basis is made, procedures are established for such purchase consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, liquid assets sufficient to cover any commitments or to limit any potential risk are expected to be held. However, although it is not intended that such purchases would be made for speculative purposes and adherence to the provisions of the Securities and Exchange Commission policies is expected, purchase of securities on such bases may involve more risk than other types of purchases. For example, the sale of assets which have been set aside in order to meet redemptions may be required. Also, if it is determined that it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the then available cash flow or the sale of securities would be required to meet the resulting obligations, or, although it would not normally be expected, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the payment obligation).


Information about Securities Ratings

                Corporate Bonds - Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                 Corporate Bonds - Standard & Poor's Corporation

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


               Commercial Paper - Moody's Investors Service, Inc.

"Prime-1" - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

"Prime-2" - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

"Prime-3" - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


                Commercial Paper - Standard & Poor's Corporation

"A" - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

"A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                             Investment Limitations

The Fund has adopted limitations on the investment activity of the Large-Cap Growth and Maxim Profile Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

The Fund (i.e., each Portfolio) will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances; provided that, the Maxim Profile Portfolios may invest 100% of their assets in investment companies which are advised by GW Capital or any affiliates thereof (or other investment companies with the approval of the SEC).

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer, except that this shall not apply to the Profile Portfolios.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

10. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

11. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.


                         Lending of Portfolio Securities

Subject to investment limitation (5) under the caption "Investment Limitations", above, the Portfolios may from time-to-time lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash, U.S. Treasury securities, or other appropriate high quality liquid debt securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Portfolio. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Portfolios will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Portfolios may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

                               Foreign Securities

The Portfolios may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. The following describes certain of these considerations in addition to those set forth in the Prospectus. Delays may be encountered in settling securities transactions in certain foreign markets. Also, it is possible that market quotations for foreign securities will not be readily available. In such event, these securities shall be valued at fair value as determined in good faith by the Board of Directors. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. These and other factors will be considered before investment is made in foreign securities, and such investments will not be made unless it is determined that such investments will meet the standards and objectives of the Portfolio. In particular, management anticipates that these considerations will be inapplicable to a variety of Canadian investments. The Portfolios will not concentrate its investments in any particular foreign country.

                             MANAGEMENT OF THE FUND

                             Directors and Officers

The directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below:

  Name, Relationship with                            Principal Occupation
    the Fund, and Address                                    Past Five Years

  Rex Jennings                          President Emeritus, Denver Metro Chamber
  Director2/                                    of Commerce (since 1987)

 Richard P. Koeppe, Ph.D.                Retired Superintendent, Denver Public
   Director3/                                           Schools (1988-1990)

    Douglas L. Wooden            Great-West Life & Annuity Insurance Company,
     Director1/ 5/                 Senior Vice President, Financial Services
                                   (since 1996); Senior Vice-President,
                                   Chief Financial Officer (1991-1996)

 James D. Motz                   Great-West Life & Annuity Insurance Company,
   Director1/ 5/                Senior Vice-President, Employee Benefits
                                since 1991); Vice- President, Group (1983-1990)

Sanford Zisman                              Attorney, Zisman & Ingraham, P.C.
    Director4/

 Glen R. Derback                   Great-West Life & Annuity Insurance Company,
  Treasurer, Principal            Vice-President, Financial Control (since 1984)
   Financial and Accounting
      Officer1/ 5/

  Beverly A. Byrne              Great-West Life & Annuity Insurance Company,
   Secretary1/ 5/            ssistant Counsel (since 1993); Attorney (1988-1993)
---------------------------------

1/          Interested person as defined in the Investment Company  Act of 1940.

2/               12501 East Evans Circle, Unit C, Aurora Colorado 80014
-

3/                8679 East Kenyon Avenue, Denver, Colorado  80237
-

4/            3773 Cherry Creek North Drive, Suite 250, Denver, Colorado 80209.
-

5/   Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road,
Englewood, Colorado 80111.
-

As of August 31, 1997, no person owns of record or beneficially 5% of more of the shares outstanding in the Fund or any Portfolio except which owned % of the Portfolios' outstanding shares. As of August 31, 1997, the directors and officers of the Fund, as a group, had no ownership in the Fund or any Portfolio.

Compensation

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Investment Adviser or its affiliates. The chart below sets for the annual fees paid to non-interested Directors in 1996.

                                   R.P. Koeppe       R. Jennings      S. Zisman

Compensation received from the Fund         $8,450   $8,450            $8,450

Pension or retirement benefits
accrued as a Fund expense                   $0           $0                $0

Total compensation received from the
Fund and all affiliated funds**             $12,450  $12,450  $12,450
------------------------
** As of August 31, 1997, there were thirty-one funds for which the Directors serve as Directors or Trustees of which twenty-four are Portfolios of the Fund. The total compensation paid is comprised of the amount paid during 1996 by the Fund and all affiliated investment companies.

                             The Investment Adviser

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund - Investment Adviser" in the Prospectus.

G W Capital Management, Inc. (the "Investment Adviser") serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 1, 1982 with the Fund. The Investment Adviser is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

The Investment Advisory Agreement, as amended, was considered by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940), on April 10, 1997, and as amended with respect to the Portfolios described in this Post-Effective Amendment No. 52, on August 19, 1997. The Agreement will remain in effect until April 1, 1998 and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Fund. Such managers consider analysis from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser also is obligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

Advisory Fee.

The method of computing the investment advisory fee is fully described in the Prospectus.

                                 The Sub-Adviser

Janus Capital Corporation

Janus Capital Corporation serves as the sub-adviser to the Large-Cap Growth Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993 and amended August 19, 1997. Janus Capital Corporation has served as investment adviser to Janus Investment Fund since 1969 and also serves as adviser and sub-adviser to other mutual funds, and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, financial services and real estate.

Sub-Advisory Fees

The method of computing the sub-advisory fees is fully described in the Prospectus.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

                               Portfolio Turnover

Brokerage costs to the Portfolios are commensurate with the rate of portfolio activity. In computing the portfolio turnover rate for the Portfolios, certain U.S. Government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by
(b) the monthly average value of portfolio securities owned by the portfolio during the fiscal year.

There will be no fixed limitations regarding the portfolio turnover of Portfolio. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of the Portfolios may be disposed of when they are no longer deemed suitable.

A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders. It is anticipated that the portfolio turnover rate would not exceed 100%.


                        Placement of Portfolio Brokerage

The Fund does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors, the Investment Adviser is primarily responsible for placement of the Fund's portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the Investment Adviser generally will seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

In placing portfolio transactions, the Investment Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Investment Adviser, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by the Investment Adviser. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. The Investment Adviser may use any supplemental investment research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts, and may use such information in managing their own accounts. Conversely, such supplemental information obtained by the placement of business for the Investment Adviser will be considered by and may be useful to the Investment Adviser in carrying out its obligations to the Fund.

Normally, the Fund will deal directly with the underwriters or dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund that are not transactions with principals will consist primarily of brokerage commissions or dealer or underwriter spreads between the bid and asked price, although purchases from underwriters of portfolio securities include a commission or concession paid by the issuer.

Securities held by the Fund may also be held by other separate accounts or mutual funds for which the Investment Adviser serves as an adviser, or held by GWL&A, the Investment Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for the Portfolios.


                         CALCULATION OF YIELD AND RETURN


                                      Yield

As summarized in the Prospectus under the heading "Performance Related Information," yield of the Portfolios will be computed by annualizing a recent month's net investment income, divided by the Portfolio share's net asset value on the last trading day of that month multiplied by the average number of outstanding shares for the period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Portfolios will vary from time to time depending upon market conditions and the composition of the Portfolios. Yield should also be considered relative to changes in the value of the shares of the Portfolios and to the relative risks associated with the investment objectives and policies of the Portfolios.


                                  Total Return

As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in the Portfolios over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Portfolios immediately rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolios all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if the Portfolios have not been in existence for at least ten years.

                             Performance Comparisons

The  Portfolios  may from time to time  include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. The Portfolios may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, relevant indexes and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above.

                                     PART B



               The  Portfolios  described  in this  post-effective
                  amendment are new.  Accordingly,  there are no
                             relevant financial statements.

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits.

                  (a)      Financial Statements.

                           The  Portfolios   described  in  this  post-effective
                           amendment are new. Accordingly, there are no relevant financial statements.

                  (b)      Exhibits.

                           Items    (b)(1)-(2),    (b)(10)   and   (b)(13)   are
                           incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement dated March 10, 1982.

                           Items  (b)(3)-(4),   (b)(6)-(7),   (b)(9),   (b)(12),
(b)(14)-(15) and (b)(17)-(18) are not applicable.

                           Item (b)(5) as it pertains to the Portfolios
described in this Post-Effective Amendment No. 52 to be filed by amendment.

                           Item (b)(8) is incorporated by reference to
Registrant's Post-Effective Amendment No. 24 dated March 1, 1993.

                           Computation of Performance Quotations are
incorporated by reference to Registrant's Post-Effective Amendment No. 51.

                           (11)     Written Consents

(a)     Written consent of Jorden Burt Berenson & Johnson, LLP.

(b) Written consent of Deloitte & Touche LLP, Independent Auditors for the Fund.

Item 25. Persons Controlled by or under Common Control with Registrant.

                  The organizational chart showing persons controlled by or under common control with Registrant follows this page.

Item 26. Number of Holders of Securities:

        (1)                                                 (2)
                                                       Number of Record Holders
  Title of Class                                          as of August 31, 1997
  --------------                                        -----------------------

  Common Stock ($.10 par value)

Item 27. Indemnification.

Item 4, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.

                              ORGANIZATIONAL CHART


Power Corporation of Canada

         100% - Marquette Communications Corporation

                  100% - 171263 Canada Inc.

                           68.1% - Power Financial Corporation

                                    86.5% - Great-West Lifeco Inc.

                  99.5% - The Great-West Life Assurance Company

                    100% - Great-West Life & Annuity Insurance Company

                           100% - GW Capital Management, Inc.

                           100% - Financial Administrative Services Corporation

                           100% - One Corporation
                              100% - One Health Plan of Illinois, Inc.
                              100% - One Health Plan of Texas, Inc.
                              100% - One Health Plan of California, Inc.
                              100% - One Health Plan of Colorado, Inc.
                              100% - One Health Plan of Georgia, Inc.
                              100% - One Health Plan of North Carolina, Inc. 100% - One Health Plan of Washington, Inc. 100% - One Health Plan of Ohio, Inc.
                              100% - One Health Plan of Tennessee, Inc.
                              100% - One Health Plan of Oregon, Inc.
                              100% - One Orchard Equities, Inc.

                            100% - Great-West Benefit Services, Inc.
                                13% - Private Healthcare Systems, Inc.

                             100% -  Benefits Communication Corporation
                                100% - BenefitsCorp Equities, Inc.

                              100% - Greenwood Property Corporation

                                94% - MAXIM SERIES FUND, INC.*

                               100% - GWL Properties Inc.
                                   100% - Great-West Realty Investments, Inc.
                                    50% - Westkin Properties Ltd.

                                100% - Confed Admin Services, Inc.




* 5.9% New England Life Insurance Company
  0.1% The Great-West Life Assurance Company

Item 28. Business and Other Connections of Investment Adviser.

Part A to Item 5, Part II to Registrant's Post-Effective Amendment No. 7 to its Registration Statement is herein incorporated by reference.

Item 29. Principal Underwriter.

                  Not applicable.


Item 30. Location of Accounts and Records.

Item 7, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.


Item 31. Management Services.

                  Not applicable.


Item 32. Undertakings.

                  (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                  (b) The Registrant agrees to file a post-effective amendment relating to the Portfolios described in this post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this post-effective amendment.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado on the 25th day of June, 1997.


                             MAXIM SERIES FUND, INC.
                                                               (Registrant)



                                By:/s/ J.D. Motz
President (J.D. Motz)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title                        Date



/s/ J.D. Motz                             6/25/97
President (J.D. Motz)



/s/ D.L. Wooden                           6/25/97
Director (D.L. Wooden)



/s/ R. Jennings*                            6/25/97
Director (R. Jennings)



/s/ R.P. Koeppe*                             6/25/97
Director (R.P. Koeppe)



/s/ J.D. Motz                                6/25/97
Director (J.D. Motz)

Signature and Title                        Date




/s/ S. Zisman*                            6/25/97
Director (S. Zisman)



/s/ G.R. Derback                        6/25/97
Treasurer (G.R. Derback)



/s/ G.R. Derback                            6/25/97
Principal Financial Officer
(G.R. Derback)



/s/ G.R. Derback                           6/25/97
Principal Accounting Officer
(G.R. Derback)




*By:/s/ B.A. Byrne
     B.A. Byrne
         Attorney-in-fact pursuant to Powers of Attorney filed under this Post-Effective Amendment No. 52 to the Registration Statement.

                                POWER OF ATTORNEY

                                       RE

                             MAXIM SERIES FUND, INC.


Know all men by these presents, that I, R.P. Koeppe, a Member of the Board of Directors of Maxim Series Fund, Inc., a Maryland corporation, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Maxim Series Fund, Inc., to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of Maxim Series Fund, Inc., including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Maxim Series Fund, Inc., to the Registration Statement (Form N-1A) (Registration No. 2-75503), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.


                                 /s/ R.P. Koeppe
                           Member, Board of Directors
                             Maxim Series Fund, Inc.


Witness:


/s/ Teddy Beckman
Name: Teddy Beckman

                                POWER OF ATTORNEY

                                       RE

                             MAXIM SERIES FUND, INC.


Know all men by these presents, that I, R. Jennings, a Member of the Board of Directors of Maxim Series Fund, Inc., a Maryland corporation, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Maxim Series Fund, Inc., to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of Maxim Series Fund, Inc., including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Maxim Series Fund, Inc., to the Registration Statement (Form N-1A) (Registration No. 2-75503), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.


                                 /s/ R. Jennings
                           Member, Board of Directors
                             Maxim Series Fund, Inc.


Witness:


/s/ Teddy Beckman
Name: Teddy Beckman

                                POWER OF ATTORNEY

                                       RE

                             MAXIM SERIES FUND, INC.


Know all men by these presents, that I, S. Zisman, a Member of the Board of Directors of Maxim Series Fund, Inc., a Maryland corporation, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Maxim Series Fund, Inc., to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of Maxim Series Fund, Inc., including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Maxim Series Fund, Inc., to the Registration Statement (Form N-1A) (Registration No. 2-75503), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.


                                                     /s/ S. Zisman
                           Member, Board of Directors
                             Maxim Series Fund, Inc.


Witness:


/s/ Teddy Beckman
Name: Teddy Beckman

                                 EXHIBIT 11 (a)

                  CONSENT OF JORDEN BURT BERENSON & JOHNSON LLP

                                            June 23, 1997




Maxim Series Fund, Inc.
8515 East Orchard Road
Englewood, Colorado  80111

Ladies and Gentlemen:

         We consent to the use of our name under the caption "Legal Counsel" for Maxim Series Fund, In. in the Prospectus contained in Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-75503) filed by Maxim Series Fund, Inc. with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940.

                            Very truly yours,

                     /s/ Jorden Burt Berenson & Johnson LLP

                       JORDEN BURT BERENSON & JOHNSON LLP

                                  EXHIBIT 11(b)

                        CONSENT OF DELOITTE & TOUCHE LLP

INDEPENDENT AUDITORS' CONSENT

We consent to the reference to us under the heading "Independent Auditors" in this Post-Effective Amendment No.52 to Registration Statement No.2-75503 of Maxim Series Fund, Inc.



DELOITTE & TOUCHE LLP

Denver, Colorado
June 23, 1997